United Investors Life Variable Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of United Investors Life Variable Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise United Investors Life Variable Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 11, 2025

Appendix A

The subaccounts that comprise United Investors Life Variable Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
BNY Mellon VIF Government Money Market Portfolio, Single Share	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Asset Strategy Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Balanced Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Core Equity Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Corporate Bond Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Global Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP High Income Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Science and Technology Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Small Cap Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$201,574	$868,627	$1,250,074	$8,759,038	$736,111	$1,761,429	$16,386,051
Receivable from the fund manager	3	72	71	389	34	90	1,329
Total assets	201,577	868,699	1,250,145	8,759,427	736,145	1,761,519	16,387,380

LIABILITIES:
Payable to the Policies	4	72	71	389	34	90	1,329
Payable to the Company	150,620	10	15	6,041	6	-	6,648
Total liabilities	150,624	82	86	6,430	40	90	7,977

NET ASSETS	$50,953	$868,617	$1,250,059	$8,752,997	$736,105	$1,761,429	$16,379,403

Fair value per share (NAV)	$1.00	$9.29	$6.16	$14.35	$4.65	$3.65	$10.69
Shares outstanding in the Separate Account	201,574	93,501	202,934	610,386	158,303	482,583	1,532,839

(1) Investments in mutual fund shares, at cost	$201,574	$847,908	$1,329,360	$7,035,455	$822,272	$1,979,901	$14,517,038

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.	(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$1,130,246	$3,502,632	$2,430,743
Receivable from the fund manager	152	446	173
Total assets	1,130,398	3,503,078	2,430,916

LIABILITIES:
Payable to the Policies	152	446	173
Payable to the Company	6	6,768	2,830
Total liabilities	158	7,214	3,003

NET ASSETS	$1,130,240	$3,495,864	$2,427,913

Fair value per share (NAV)	$2.93	$29.09	$6.57
Shares outstanding in the Separate Account	385,750	120,407	369,976

(1) Investments in mutual fund shares, at cost	$1,294,351	$2,733,008	$3,038,001

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$13,436	$17,163	$16,498	$30,102	$22,633	$16,527	$-

EXPENSES:
Mortality and expense risk	1,751	5,317	7,512	51,630	4,608	10,659	94,546

NET INVESTMENT INCOME (LOSS)	11,685	11,846	8,986	(21,528)	18,025	5,868	(94,546)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	1,839	(14,948)	173,935	(34,771)	(27,208)	192,592
Capital gain distributions	-	34,517	-	883,551	-	13,445	2,018,051

Net realized gain (loss) on investments	-	36,356	(14,948)	1,057,486	(34,771)	(13,763)	2,210,643

Change in net unrealized appreciation (depreciation) on investments	-	48,248	178,259	844,022	28,829	270,932	1,126,218

Net realized and unrealized gain (loss) on investments	-	84,604	163,311	1,901,508	(5,942)	257,169	3,336,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,685	$96,450	$172,297	$1,879,980	$12,083	$263,037	$3,242,315

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$75,667	$-	$-

EXPENSES:
Mortality and expense risk	6,913	20,257	14,455

NET INVESTMENT INCOME (LOSS)	68,754	(20,257)	(14,455)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(16,217)	45,033	(47,764)
Capital gain distributions	-	99,319	-

Net realized gain (loss) on investments	(16,217)	144,352	(47,764)

Change in net unrealized appreciation (depreciation) on investments	9,616	722,569	362,955

Net realized and unrealized gain (loss) on investments	(6,601)	866,921	315,191

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,153	$846,664	$300,736

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,685	$11,846	$8,986	$(21,528)	$18,025	$5,868	$(94,546)
Net realized gain (loss) on investments	-	36,356	(14,948)	1,057,486	(34,771)	(13,763)	2,210,643
Change in net unrealized appreciation (depreciation) on investments	-	48,248	178,259	844,022	28,829	270,932	1,126,218

Net increase (decrease) in net assets resulting from operations	11,685	96,450	172,297	1,879,980	12,083	263,037	3,242,315

POLICY TRANSACTIONS:
Policy maintenance charges	263	(9,450)	(12,924)	(57,238)	(9,218)	(14,770)	(101,970)
Policy owners' benefits	780,667	(44,083)	(100,368)	(862,418)	(281,165)	(174,931)	(1,806,274)
Net transfers (to) from the Company and/or Subaccounts	(833,344)	230	(3,159)	(13,780)	248,544	42,220	453,410

Increase (decrease) in net assets resulting from Policy transactions	(52,414)	(53,303)	(116,451)	(933,436)	(41,839)	(147,481)	(1,454,834)

Total increase (decrease) in net assets	(40,729)	43,147	55,846	946,544	(29,756)	115,556	1,787,481

NET ASSETS:
Beginning of period	91,682	825,470	1,194,213	7,806,453	765,861	1,645,873	14,591,922

End of period	$50,953	$868,617	$1,250,059	$8,752,997	$736,105	$1,761,429	$16,379,403

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$68,754	$(20,257)	$(14,455)
Net realized gain (loss) on investments	(16,217)	144,352	(47,764)
Change in net unrealized appreciation (depreciation) on investments	9,616	722,569	362,955

Net increase (decrease) in net assets resulting from operations	62,153	846,664	300,736

POLICY TRANSACTIONS:
Policy maintenance charges	(10,431)	(20,760)	(16,331)
Policy owners' benefits	(70,018)	(196,921)	(163,396)
Net transfers (to) from the Company and/or Subaccounts	(922)	(1,084)	43,198

Increase (decrease) in net assets resulting from Policy transactions	(81,371)	(218,765)	(136,529)

Total increase (decrease) in net assets	(19,218)	627,899	164,207

NET ASSETS:
Beginning of period	1,149,458	2,867,965	2,263,706

End of period	$1,130,240	$3,495,864	$2,427,913

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,721	$12,747	$1,785	$(15,891)	$22,117	$(8,253)	$(84,751)
Net realized gain (loss) on investments	-	(5,604)	(22,101)	791,488	(76,095)	256,255	1,387,015
Change in net unrealized appreciation (depreciation) on investments	-	96,247	181,502	786,572	104,194	36,532	3,122,986

Net increase (decrease) in net assets resulting from operations	14,721	103,390	161,186	1,562,169	50,216	284,534	4,425,250

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	495	-	581	423
Policy maintenance charges	1,404	(5,396)	(13,040)	(56,104)	(7,472)	(15,642)	(98,576)
Policy owners' benefits	(1,427,955)	(71,559)	(8,994)	(928,262)	(323,899)	(135,651)	(1,764,740)
Net transfers (to) from the Company and/or Subaccounts	1,111,590	(3,716)	(35,935)	(6,466)	18,715	(55,431)	(377,033)

Increase (decrease) in net assets resulting from Policy transactions	(314,961)	(80,671)	(57,969)	(990,337)	(312,656)	(206,143)	(2,239,926)

Total increase (decrease) in net assets	(300,240)	22,719	103,217	571,832	(262,440)	78,391	2,185,324

NET ASSETS:
Beginning of period	391,922	802,751	1,090,996	7,234,621	1,028,301	1,567,482	12,406,598

End of period	$91,682	$825,470	$1,194,213	$7,806,453	$765,861	$1,645,873	$14,591,922

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$73,472	$(15,243)	$(13,676)
Net realized gain (loss) on investments	(57,142)	121,040	241,859
Change in net unrealized appreciation (depreciation) on investments	107,464	726,082	40,927

Net increase (decrease) in net assets resulting from operations	123,794	831,879	269,110

POLICY TRANSACTIONS:
Policy owners' net payments	529	-	549
Policy maintenance charges	(9,761)	(18,736)	(18,261)
Policy owners' benefits	(232,577)	(161,140)	(164,918)
Net transfers (to) from the Company and/or Subaccounts	(4,161)	(26,436)	(81,983)

Increase (decrease) in net assets resulting from Policy transactions	(245,970)	(206,312)	(264,613)

Total increase (decrease) in net assets	(122,176)	625,567	4,497

NET ASSETS:
Beginning of period	1,271,634	2,242,398	2,259,209

End of period	$1,149,458	$2,867,965	$2,263,706

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The United Investors Life Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the product in the Separate Account, but owners of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:

Advantage I

For the years ended December 31, 2024 and 2023, the Separate Account was invested in up to 10 Subaccounts, as follows:

BNY Mellon VIF Government Money Market Portfolio, Single Share

Macquarie VIP Asset Strategy Series, Service Class (a)

Macquarie VIP Balanced Series, Service Class (a)

Macquarie VIP Core Equity Series, Service Class (a)

Macquarie VIP Corporate Bond Series, Service Class (a)

Macquarie VIP Global Growth Series, Service Class (a)

Macquarie VIP Growth Series, Service Class (a)

Macquarie VIP High Income Series, Service Class (a)

Macquarie VIP Science and Technology Series, Service Class (a)

Macquarie VIP Small Cap Growth Series, Service Class (a)

(a) See Subaccount Changes table below

Subaccount Changes: Subaccount Name Changes

On May 1, 2024, the following Subaccounts changed their names:

Previous Name	New Name
Delaware Ivy VIP Asset Strategy, Class II	Macquarie VIP Asset Strategy Series, Service Class
Delaware Ivy VIP Balanced, Class II	Macquarie VIP Balanced Series, Service Class
Delaware Ivy VIP Core Equity, Class II	Macquarie VIP Core Equity Series, Service Class
Delaware Ivy VIP Corporate Bond, Class II	Macquarie VIP Corporate Bond Series, Service Class
Delaware Ivy VIP Global Growth	Macquarie VIP Global Growth Series, Service Class
Delaware Ivy VIP Growth, Class II	Macquarie VIP Growth Series, Service Class
Delaware Ivy VIP High Income, Class II	Macquarie VIP High Income Series, Service Class
Delaware Ivy VIP Science and Technology, Class II	Macquarie VIP Science and Technology Series, Service Class
Delaware Ivy VIP Small Cap Growth	Macquarie VIP Small Cap Growth Series, Service Class

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
BNY Mellon VIF Government Money Market Portfolio, Single Share	$1,362,832	$2,496,769
Macquarie VIP Asset Strategy Series, Service Class	57,888	64,827
Macquarie VIP Balanced Series, Service Class	21,465	128,927
Macquarie VIP Core Equity Series, Service Class	919,372	989,578
Macquarie VIP Corporate Bond Series, Service Class	243,780	267,594
Macquarie VIP Global Growth Series, Service Class	31,092	159,282
Macquarie VIP Growth Series, Service Class	2,550,623	2,080,703
Macquarie VIP High Income Series, Service Class	85,595	98,212
Macquarie VIP Science and Technology Series, Service Class	103,305	241,455
Macquarie VIP Small Cap Growth Series, Service Class	708	151,352

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon VIF Government Money Market Portfolio, Single Share	1,263,443	2,353,024	(1,089,581)	2,783,909	1,954,229	829,680
Macquarie VIP Asset Strategy Series, Service Class	686	6,363	(5,677)	-	9,844	(9,844)
Macquarie VIP Balanced Series, Service Class	641	15,382	(14,741)	-	8,897	(8,897)
Macquarie VIP Core Equity Series, Service Class	272	43,360	(43,088)	26	57,732	(57,706)
Macquarie VIP Corporate Bond Series, Service Class	44,552	53,167	(8,615)	6,287	72,325	(66,038)
Macquarie VIP Global Growth Series, Service Class	131	18,283	(18,152)	143	30,821	(30,678)
Macquarie VIP Growth Series, Service Class	11,232	39,787	(28,555)	12	53,337	(53,325)
Macquarie VIP High Income Series, Service Class	1,054	9,633	(8,579)	250	28,924	(28,674)
Macquarie VIP Science and Technology Series, Service Class	127	6,290	(6,163)	11	7,997	(7,986)
Macquarie VIP Small Cap Growth Series, Service Class	53	10,678	(10,625)	81	23,047	(22,966)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or from the Policy as a redemption of units. Fees and charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk within the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.60% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from each premium payment received after the initial premium when it is processed; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets.	2.5% of each premium payment received after the initial premium

Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$50 annually

Cost of Insurance
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy’s anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	varies based on factors such as age and value of the policy

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0% - 2.0% annually

Sales Premium Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received after the initial premium, deducted through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	6.0% of each premium payment received after the initial premium

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sold a variable life product that is funded by the Separate Account. This product has unique combinations of features and expenses that are charged against the Policy owner’s account. The summaries may not reflect or directly equate to the Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
BNY Mellon VIF Government Money Market Portfolio, Single Share
2024	185	$1.09	$51	4.77%	0.60%	4.11%
2023	1,274	1.05	92	4.65%	0.60%	4.00%
2022	445	1.01	392	0.83%	0.60%	0.85%
Delaware Ivy VIP Government Money Market, Class II
2022	-	-	-	0.00%	0.60%	(0.18)%
2021	225	2.12	58.00	0.01%	0.60%	(0.59)%
2020	113	2.14	161.00	0.48%	0.60%	(0.23)%
Macquarie VIP Asset Strategy Series, Service Class
2024	91	9.50	869	1.94%	0.60%	11.76%
2023	97	8.50	825	2.15%	0.60%	13.26%
2022	107	7.51	803	1.45%	0.60%	(15.25)%
2021	116	8.86	1,027	1.61%	0.60%	9.78%
2020	119	8.07	959	1.92%	0.60%	13.20%
Macquarie VIP Balanced Series, Service Class
2024	151	8.28	1,250	1.32%	0.60%	14.90%
2023	166	7.21	1,194	0.76%	0.60%	15.34%
2022	175	6.25	1,091	1.08%	0.60%	(16.56)%
2021	181	7.49	1,355	0.98%	0.60%	15.27%
2020	192	6.50	1,246	1.34%	0.60%	13.43%
Macquarie VIP Core Equity Series, Service Class
2024	377	23.20	8,753	0.35%	0.60%	24.93%
2023	421	18.57	7,806	0.38%	0.60%	22.79%
2022	478	15.13	7,235	0.21%	0.60%	(17.82)%
2021	501	18.41	9,216	0.55%	0.60%	28.17%
2020	562	14.36	8,073	0.50%	0.60%	20.79%
Macquarie VIP Corporate Bond Series, Service Class
2024	145	5.08	736	2.95%	0.60%	1.83%
2023	153	4.99	766	2.89%	0.60%	6.54%
2022	219	4.69	1,028	2.55%	0.60%	(16.29)%
2021	276	5.60	1,544	1.91%	0.60%	(1.44)%
2020	302	5.68	1,716	2.40%	0.60%	10.30%
Macquarie VIP Global Growth Series, Service Class
2024	208	8.49	1,761	0.93%	0.60%	16.38%
2023	226	7.29	1,646	0.08%	0.60%	19.27%
2022	256	6.11	1,567	0.71%	0.60%	(18.05)%
2021	260	7.46	1,936	0.06%	0.60%	17.16%
2020	291	6.37	1,854	0.38%	0.60%	19.86%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Macquarie VIP Growth Series, Service Class
2024	294	$55.72	$16,379	0.00%	0.60%	23.15%
2023	323	45.24	14,592	0.00%	0.60%	37.10%
2022	376	33.00	12,407	0.00%	0.60%	(27.62)%
2021	393	45.59	17,898	0.00%	0.60%	29.25%
2020	424	35.27	14,968	0.00%	0.60%	29.77%
Macquarie VIP High Income Series, Service Class
2024	117	9.69	1,130	6.58%	0.60%	5.56%
2023	125	9.18	1,149	6.73%	0.60%	11.09%
2022	154	8.26	1,272	6.27%	0.60%	(11.50)%
2021	173	9.34	1,619	5.97%	0.60%	5.43%
2020	185	8.85	1,640	6.92%	0.60%	5.40%
Macquarie VIP Science and Technology Series, Service Class
2024	95	36.84	3,496	0.00%	0.60%	29.81%
2023	101	28.38	2,868	0.00%	0.60%	38.24%
2022	109	20.53	2,242	0.00%	0.60%	(32.25)%
2021	111	30.30	3,370	0.00%	0.60%	14.48%
2020	120	26.47	3,176	0.00%	0.60%	34.56%
Macquarie VIP Small Cap Growth Series, Service Class
2024	180	13.47	2,428	0.00%	0.60%	13.58%
2023	191	11.86	2,264	0.00%	0.60%	12.36%
2022	214	10.56	2,259	0.00%	0.60%	(27.20)%
2021	216	14.50	3,130	0.99%	0.60%	3.37%
2020	233	14.03	3,269	0.00%	0.60%	36.84%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.